UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10345

Nuveen Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Dividend Advantage Municipal Fund 3 (NZF)
	July 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Investments – 141.1% (98.7% of Total Investments)

	Municipal Bonds – 140.5% (98.3% of Total Investments)

	Alabama – 0.6% (0.4% of Total Investments)
$ 3,500	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 3,505,005
	2006C-2, 5.000%, 11/15/36 (UB)
	Alaska – 0.1% (0.1% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	733,070
	Series 2006A, 5.000%, 6/01/46
	Arizona – 2.2% (1.6% of Total Investments)
3,390	Arizona State Transportation Board, Highway Revenue Bonds, Series 2008, Trust 3141,	No Opt. Call	AAA	3,921,383
	13.352%, 7/01/16 (IF)
5,000	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic	7/15 at 100.00	AA	5,211,600
	Plaza Expansion Project, Series 2005A, 5.000%, 7/01/30 – FGIC Insured
3,800	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	3,643,364
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
12,190	Total Arizona			12,776,347
	California – 13.4% (9.3% of Total Investments)
1,670	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital	11/21 at 100.00	AA–	1,724,809
	and Clinics, Series 2008A-2. RMKT, 5.250%, 11/15/40
3,400	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	3,662,616
	Series 2009B, 5.500%, 10/01/39
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, 2007A, 5.000%,	11/16 at 100.00	AA–	2,847,278
	11/15/42 (UB)
5,355	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	6,315,633
	Option Bond Trust 3175, 13.529%, 5/15/14 (IF)
20	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG	12/13 at 100.00	AA	20,024
	Insured (Alternative Minimum Tax)
8,820	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA–	8,546,315
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AGC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
900	5.000%, 6/01/33	6/17 at 100.00	B	733,356
11,865	5.125%, 6/01/47	6/17 at 100.00	B	8,472,678
7,150	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B,	7/21 at 100.00	Aa2	8,058,336
	6.125%, 7/15/40
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	AA	10,318,300
	5.000%, 7/01/41
2,750	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding	1/22 at 100.00	A	2,661,038
	Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 4.500%,
	1/01/27 (Alternative Minimum Tax)
12,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital	8/30 at 100.00	A+	8,265,360
	Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40
3,850	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	10/25 at 100.00	AA–	3,468,273
	Participation, Series 2011, 0.000%, 10/01/28 – AGM Insured
205	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	204,100
	2013A, 5.750%, 6/01/44
3,550	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	3,992,650
	7.500%, 12/01/41
3,000	San Diego Community College District, California, General Obligation Bonds, Tender Option Bond	8/21 at 100.00	AA+	3,336,240
	Trust 1005, 13.936%, 8/01/41 (IF) (5)
10,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	A	2,588,100
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – NPFG Insured
3,000	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aaa	1,349,820
	2006C, 0.000%, 9/01/30 – NPFG Insured
90,435	Total California			76,564,926
	Colorado – 4.4% (3.1% of Total Investments)
2,805	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks	5/16 at 102.00	N/R	2,473,365
	Academy, Series 2006A, 5.400%, 5/01/26
5,000	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	12/17 at 100.00	N/R	4,324,000
	Series 2007A, 5.600%, 12/01/34 – RAAI Insured
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured	11/16 at 100.00	A+	5,860,350
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	3,555,783
4,335	5.000%, 11/15/25 – FGIC Insured	11/16 at 100.00	A+	4,585,866
	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds,
	Series 2007:
950	5.125%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	871,606
2,000	5.250%, 12/01/36 – RAAI Insured	12/17 at 100.00	N/R	1,693,200
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R (4)	1,074,230
	8.000%, 12/01/25 (Pre-refunded 6/01/14)
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	662,269
	5.375%, 6/01/31
25,385	Total Colorado			25,100,669
	Connecticut – 0.3% (0.2% of Total Investments)
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare,	7/21 at 100.00	A	1,474,440
	Series 2011A, 5.000%, 7/01/41
	District of Columbia – 2.0% (1.4% of Total Investments)
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	10,028,700
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,346,481
	Tender Option Bond Trust 1606, 11.776%, 10/01/30 – AMBAC Insured (IF) (5)
11,335	Total District of Columbia			11,375,181
	Florida – 4.2% (3.0% of Total Investments)
4,980	Broward County, Florida, Airport System Revenue Refunding Bonds, Series 2009O, 5.375%, 10/01/29	10/19 at 100.00	A+	5,342,494
1,950	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	No Opt. Call	A	1,920,146
	Series 2012A, 5.000%, 10/01/31 (Alternative Minimum Tax)
800	Miami-Dade County, Florida, Subordinate Special Obligation Refunding Bonds Series 2012B,	10/22 at 100.00	A+	786,720
	5.000%, 10/01/37
6,850	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012,	7/22 at 100.00	AA	6,943,160
	5.000%, 7/01/42
	Orange County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Oak Glen
	Apartments, Series 2001G:
1,105	5.400%, 12/01/32 – AGM Insured	12/13 at 100.00	AA–	1,105,586
2,195	5.450%, 12/01/41 – AGM Insured	12/13 at 100.00	AA–	2,195,724
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	5,430,016
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
70	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	51,867
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39
200	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	120,914
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	38,111
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40
110	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/18 at 100.00	N/R	1
	2007-3, 6.650%, 5/01/40 (6)
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	11,085
	ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40 (6)
200	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/17 at 100.00	N/R	193,088
	2012A-1, 6.650%, 5/01/40
475	Tolomato Community Development District, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	178,733
	Southern/Forbearance Parcel Series 2007-2, 6.650%, 5/01/40 (6)
24,490	Total Florida			24,317,645
	Georgia – 6.4% (4.5% of Total Investments)
15,205	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2010C, 5.250%, 1/01/30	1/21 at 100.00	A1	15,985,321
2,000	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Series 2004J, 5.000%,	No Opt. Call	AA–	2,101,920
	1/01/29 – AGM Insured
3,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	3,127,800
	Medical Center Project, Series 2010, 8.125%, 12/01/45
2,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	1,693,000
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/42
5,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/35	1/14 at 100.00	AA– (4)	5,100,650
	(Pre-refunded 1/01/14) – FGIC Insured
8,150	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008,	2/18 at 100.00	AAA	8,626,042
	5.000%, 2/01/36
35,355	Total Georgia			36,634,733
	Illinois – 16.6% (11.6% of Total Investments)
3,200	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	3,266,880
	5.250%, 12/01/40
8,375	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.500%, 1/01/19 – AGM Insured	1/14 at 100.00	AA–	8,409,924
	(Alternative Minimum Tax)
4,855	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	4,918,018
2,220	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A, 5.500%,	No Opt. Call	A+	2,465,266
	1/01/16 – NPFG Insured
3,630	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A	3,654,793
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
7,500	Community Unit School District 308, Oswego, in the Counties of Kendall, Kane, and Will,	10/14 at 100.00	Aa2 (4)	7,952,475
	Illinois, General Obligation Bonds, Series 2004, 5.375%, 10/01/17 (Pre-refunded 10/01/14) –
	AGM Insured
11,175	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	11,501,198
2,415	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program –	12/14 at 100.00	A2 (4)	2,568,208
	Kankakee County, Series 2005B, 5.000%, 12/01/24 (Pre-refunded 12/01/14) – AMBAC Insured
1,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012,	No Opt. Call	AA	983,430
	5.000%, 6/01/42
3,630	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	3,756,832
	5.500%, 8/01/37
4,125	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A,	10/21 at 100.00	Aa1	4,083,049
	5.000%, 10/01/51
560	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 4304,	No Opt. Call	AA–	591,842
	18.067%, 1/01/21 (IF) (5)
5,000	Lake County School District 38, Big Hallow, Illinois, General Obligation Bonds, Series 2005,	No Opt. Call	N/R	3,295,050
	0.000%, 2/01/22 – AMBAC Insured
7,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	4,307,170
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
12,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	AAA	12,239,760
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
45,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	7,497,450
	Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/43 – AGM Insured
2,790	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	3,065,178
	Expansion Project, Series 1998A, 5.500%, 6/15/29 – FGIC Insured
10,000	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.000%, 12/01/41 (Pre-refunded	12/14 at 100.00	AAA	10,630,200
	12/01/14) – AGM Insured
134,475	Total Illinois			95,186,723
	Indiana – 7.9% (5.5% of Total Investments)
4,230	Indiana Finance Authority, Educational Facilities Revenue Bonds, Tudor Park Foundation, Series	6/15 at 100.00	Aa3	4,347,594
	2005B, 5.000%, 6/01/24
5,310	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	5,094,680
	2012A, 5.000%, 5/01/42
5,370	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	4,974,231
	Project, Series 2013A, 5.250%, 1/01/51 (Alternative Minimum Tax)
6,700	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	6,717,353
	2011B, 5.000%, 10/01/41
10,925	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A (4)	11,806,866
	Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured
7,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2004A, 5.000%,	1/15 at 100.00	A+	7,215,460
	1/01/32 – FGIC Insured
	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
2,500	5.750%, 9/01/42	9/17 at 100.00	N/R	2,475,450
2,500	5.800%, 9/01/47	9/17 at 100.00	N/R	2,480,700
44,535	Total Indiana			45,112,334
	Iowa – 0.2% (0.1% of Total Investments)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
525	5.500%, 6/01/42	6/15 at 100.00	B+	426,820
1,000	5.625%, 6/01/46	6/15 at 100.00	B+	821,800
1,525	Total Iowa			1,248,620
	Kansas – 0.3% (0.2% of Total Investments)
	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement,
	Series 2007B:
1,000	5.125%, 5/15/37	5/14 at 103.00	N/R	860,160
1,000	5.125%, 5/15/42	5/14 at 103.00	N/R	842,060
2,000	Total Kansas			1,702,220
	Kentucky – 1.2% (0.8% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	1,031,140
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/42 – AGC Insured
5,400	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	5,682,744
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29
215	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community	10/22 at 100.00	A	194,560
	Hospital Corporation, Series 2012A, 4.000%, 10/01/29
6,615	Total Kentucky			6,908,444
	Louisiana – 5.2% (3.7% of Total Investments)
2,000	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East	7/21 at 100.00	BBB–	2,107,700
	Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB–	3,155,700
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
10,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding	10/21 at 100.00	A+	10,180,500
	Series 2011, 5.000%, 10/01/41
3,700	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	3,762,197
	Series 2007A, 5.500%, 5/15/47
4,425	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	Baa1	4,896,528
	Series 2011, 6.750%, 5/15/41
5,855	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A	5,859,274
	5.000%, 7/01/36
28,980	Total Louisiana			29,961,899
	Maryland – 0.7% (0.5% of Total Investments)
1,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007B,	4/17 at 100.00	N/R	854,740
	5.250%, 4/01/37
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,319,380
	Center, Series 2006A, 5.000%, 12/01/31
555	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	531,207
	Retirement Community, Series 2007, 4.750%, 7/01/34
1,675	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health	8/23 at 100.00	A2	1,364,137
	Issue, Series 2013A, 4.000%, 8/15/41
5,230	Total Maryland			4,069,464
	Massachusetts – 3.5% (2.4% of Total Investments)
1,375	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/13 at 102.00	N/R	1,308,340
	5.250%, 10/01/26
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BB–	1,007,290
	Project, Series 2005D, 5.250%, 7/01/30
1,600	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	1,640,160
	University Issue, Series 2009A, 5.750%, 7/01/39
400	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A	406,880
	5.125%, 7/01/41
5,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/14 at 100.00	N/R	5,003,650
	2001A, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,464,134
	8/01/46 – AGM Insured (UB) (5)
7,165	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	7,277,061
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
20,005	Total Massachusetts			20,107,515
	Michigan – 8.2% (5.7% of Total Investments)
15,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	Aa2	15,649,800
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)
690	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	632,502
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
2,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital	8/17 at 100.00	N/R	1,633,560
	Obligated Group, Series 2007A, 5.000%, 8/15/38
3,580	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A,	7/21 at 100.00	AA–	3,828,380
	5.500%, 7/01/41
5,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA	4,970,650
	5.000%, 12/01/39
13,000	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012A,	No Opt. Call	AAA	13,574,210
	5.000%, 7/01/14
2,250	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series	10/21 at 100.00	Aa3	2,344,478
	2011-I-A, 5.375%, 10/15/41
650	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sisters of Mercy	No Opt. Call	A (4)	663,566
	Health Corporation, Series 1993P, 5.375%, 8/15/14 – NPFG Insured (ETM)
2,865	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	2,891,931
	2006A, 5.000%, 12/01/31 (UB)
635	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	N/R (4)	719,995
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)
45,670	Total Michigan			46,909,072
	Minnesota – 1.2% (0.8% of Total Investments)
2,140	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Multifamily	10/13 at 103.00	Aa1	2,204,970
	Housing Revenue Bonds, Rose Apartments Project, Series 2001, 6.350%, 10/20/37 (Alternative
	Minimum Tax)
3,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D,	No Opt. Call	AA+	3,537,810
	5.000%, 8/01/18
1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	1,261,563
	Project, Series 2007-1, 5.000%, 8/01/36
6,515	Total Minnesota			7,004,343
	Mississippi – 0.9% (0.6% of Total Investments)
2,155	Mississippi Business Finance Corporation, GNMA Collateralized Retirement Facility Mortgage	11/13 at 100.00	AA+	2,155,517
	Revenue Refunding Bonds, Aldersgate Retirement Community Inc. Project, Series 1999A,
	5.450%, 5/20/34
3,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA–	3,126,240
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
5,155	Total Mississippi			5,281,757
	Missouri – 0.9% (0.6% of Total Investments)
1,495	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	BBB+	1,434,946
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
1,000	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional	12/17 at 100.00	N/R	886,400
	Medical Center, Series 2007, 5.000%, 12/01/32
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University,	11/21 at 100.00	AAA	2,671,100
	Series 2011B, 5.000%, 11/15/37
4,995	Total Missouri			4,992,446
	Montana – 0.9% (0.6% of Total Investments)
5,000	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	1/14 at 100.00	B+	5,013,050
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
	Nebraska – 0.3% (0.2% of Total Investments)
1,005	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+	1,506,736
	City 2, Series 2008A, Trust 11673, 20.414%, 8/01/40 – AMBAC Insured (IF)
	Nevada – 5.7% (4.0% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	10,882,300
6,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	6,197,520
	International Airport, Series 2010A, 5.250%, 7/01/42
5,000	Henderson, Nevada, General Obligation Bonds, Sewer Series 2004, 5.000%, 6/01/34 (Pre-refunded	12/14 at 100.00	AA (4)	5,315,100
	12/01/14) – FGIC Insured
10,000	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Bonds, Water &	6/21 at 100.00	AA+	10,194,100
	Refunding Series 2011C, 5.000%, 6/01/38
31,000	Total Nevada			32,589,020
	New Jersey – 5.5% (3.9% of Total Investments)
2,850	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.500%,	6/14 at 100.00	Aaa	2,981,186
	6/15/31 (Pre-refunded 6/15/14)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,
	Series 2003:
200	5.500%, 7/01/23	1/14 at 100.00	Ba2	200,180
955	5.500%, 7/01/33	1/14 at 100.00	Ba2	955,497
4,125	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	A1	4,151,194
	Grants, Series 2002A, 5.500%, 9/15/13 – AMBAC Insured
12,970	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	4,201,761
	Appreciation Series 2010A, 0.000%, 12/15/33
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA–	6,428,000
	0.000%, 12/15/33 – AGM Insured
7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA,	No Opt. Call	A+	7,135,240
	5.000%, 6/15/38
7,670	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	5,598,103
	Series 2007-1A, 4.750%, 6/01/34
55,770	Total New Jersey			31,651,161
	New York – 8.0% (5.6% of Total Investments)
900	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	BB+	811,836
	Schools, Series 2007A, 5.000%, 4/01/32
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,275	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,413,440
3,400	0.000%, 7/15/44	No Opt. Call	BBB–	542,130
4,675	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	4,824,179
	Purpose Series 2011C, 5.000%, 3/15/41
2,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,233,686
	2011A, 5.750%, 2/15/47
4,945	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	4,484,373
	2/15/47 – NPFG Insured
1,200	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA–	1,216,848
	5/01/36 – AGM Insured
5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A	4,969,450
	5.000%, 9/01/42
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A,	11/21 at 100.00	A	753,990
	5.000%, 11/15/41
8,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	8,794,000
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
3,125	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	3,312,875
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
8,000	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local	10/14 at 100.00	AAA	8,424,480
	Government Assistance Corporation, Series 2004A, 5.000%, 10/15/21 – NPFG Insured
60	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20 –	8/14 at 100.00	AA	60,220
	NPFG Insured
3,000	New York State Power Authority, General Revenue Bonds, Series 2011A, 5.000%, 11/15/38	11/21 at 100.00	Aa2	3,149,220
585	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	A+	628,044
	Subordinate Lien Series 2013A, 5.000%, 11/15/28
47,015	Total New York			45,618,771
	North Carolina – 0.8% (0.6% of Total Investments)
1,710	Charlotte-Mecklenburg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,638,146
	Bonds, Series 2008, Trust 1149, 15.159%, 7/15/32 (IF) (5)
1,200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	1,212,852
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
1,750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA+ (4)	1,864,625
	Carolinas Healthcare System, Series 2005A, 4.875%, 1/15/32 (Pre-refunded 1/15/15)
4,660	Total North Carolina			4,715,623
	Ohio – 3.3% (2.3% of Total Investments)
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and
	Improvement Series 2012A:
650	5.000%, 5/01/33	5/22 at 100.00	AA–	655,454
970	4.000%, 5/01/33	5/22 at 100.00	AA–	832,677
800	5.000%, 5/01/42	5/22 at 100.00	AA–	784,392
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
4,735	5.125%, 6/01/24	6/17 at 100.00	B–	3,950,693
710	5.875%, 6/01/30	6/17 at 100.00	B	567,226
3,705	5.750%, 6/01/34	6/17 at 100.00	B	2,820,061
1,670	5.875%, 6/01/47	6/17 at 100.00	B	1,249,811
1,915	Chagrin Falls Exempt Village School District, Ohio, General Obligation Bonds, Refunding Series	12/14 at 100.00	Aa1 (4)	2,043,879
	2005, 5.250%, 12/01/19 (Pre-refunded 12/01/14) – NPFG Insured
5,800	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	AA+	5,773,435
	5.000%,11/15/41
20,955	Total Ohio			18,677,628
	Oklahoma – 2.1% (1.5% of Total Investments)
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
4,535	5.000%, 2/15/37	2/17 at 100.00	A+	4,597,220
1,145	5.000%, 2/15/42	2/17 at 100.00	A+	1,158,099
6,305	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	6,314,331
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	88,237
	System, Series 2008, Trust 3500, 8.530%, 6/15/30 (IF)
12,073	Total Oklahoma			12,157,887
	Oregon – 0.8% (0.6% of Total Investments)
4,700	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds,	11/13 at 100.00	AA–	4,716,027
	PeaceHealth Project, Series 2001, 5.250%, 11/15/21 – AMBAC Insured
	Pennsylvania – 1.4% (1.0% of Total Investments)
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	457,265
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
2,451	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds,	10/13 at 100.00	N/R	2,079,755
	Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23
5,605	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Senior Lien Series 2012A,	12/22 at 100.00	A+	5,688,178
	5.000%, 12/01/42
8,556	Total Pennsylvania			8,225,198
	Puerto Rico – 0.4% (0.3% of Total Investments)
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	AA–	2,364,100
	5.250%, 8/01/57
	Rhode Island – 1.5% (1.1% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
25	6.000%, 6/01/23	5/14 at 100.00	Baa1	25,022
8,730	6.250%, 6/01/42	6/14 at 100.00	BBB–	8,737,682
8,755	Total Rhode Island			8,762,704
	South Carolina – 1.7% (1.2% of Total Investments)
8,600	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AA	9,601,728
	2006, 5.000%, 12/01/24
	Tennessee – 0.5% (0.3% of Total Investments)
1,595	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities	9/22 at 100.00	AA	1,435,723
	Revenue Bonds, Series 2012A, 4.000%, 9/01/42
3,680	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A	741,373
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41
415	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	413,058
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
800	5.500%, 11/01/37 (6)	11/17 at 100.00	N/R	1,992
2,800	5.500%, 11/01/46 (6)	11/17 at 100.00	N/R	6,972
9,290	Total Tennessee			2,599,118
	Texas – 18.8% (13.2% of Total Investments)
5,445	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,350,638
	4.250%, 8/15/36 (UB)
2,700	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	Baa2	2,903,418
	6.250%, 1/01/46
4,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011,	1/21 at 100.00	AA–	4,617,540
	5.000%, 1/01/36
5,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A,	9/14 at 100.00	N/R	5,179,350
	7.000%, 9/01/25
1,140	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA	1,009,493
	Trust 2013-9A, 18.033%, 4/01/53 (WI/DD, Settling 8/01/13) (IF)
10,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	10,272,400
	5.000%, 11/15/40
4,965	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/16 at 100.00	A2	5,295,917
	Facilities Department, Refunding Series 2011B, 5.250%, 9/01/27
6,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001B,	No Opt. Call	AA+ (4)	7,277,580
	5.500%, 12/01/29 – NPFG Insured (ETM)
14,200	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	13,998,786
	2007A, 4.750%, 8/01/43 (UB)
8,000	Lower Colorado River Authority, Texas, Transmission Contract Refunding Revenue Bonds, LCRA	5/20 at 100.00	A+	8,095,838
	Transmission Services Corporation Project, Refunding & Improvement Series 2010,
	5.000%, 5/15/40
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series	4/21 at 100.00	BBB	1,838,270
	2011A, 7.250%, 4/01/36
2,500	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	A	2,606,250
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative
	Minimum Tax)
3,500	North Texas Municipal Water District, Water System Revenue Bonds, Series 2004, 5.000%, 9/01/24	9/14 at 100.00	AAA	3,682,035
	(Pre-refunded 9/01/14) – NPFG Insured
5,935	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	6,238,635
	5.750%, 1/01/38
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
4,370	0.000%, 9/01/43	9/31 at 100.00	AA	2,909,721
9,130	0.000%, 9/01/45	9/31 at 100.00	AA	6,682,430
3,500	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University,	10/20 at 100.00	AA–	3,667,125
	Series 2010, 5.000%, 10/01/41
7,700	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA–	7,712,166
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
435	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	412,706
	2012, 5.000%, 12/15/32
1,665	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	1,601,847
	Refunding Series 2012A, 5.000%, 8/15/41
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
1,445	0.000%, 8/15/37	8/15 at 31.98	AAA	369,862
1,445	0.000%, 8/15/40	8/15 at 27.11	AAA	307,944
1,125	0.000%, 8/15/44	8/15 at 21.88	AAA	179,033
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
7,665	0.000%, 8/15/37 (Pre-refunded 8/15/15)	8/15 at 31.98	N/R (4)	2,413,325
7,665	0.000%, 8/15/40 (Pre-refunded 8/15/15)	8/15 at 27.11	N/R (4)	2,045,789
5,985	0.000%, 8/15/44 (Pre-refunded 8/15/15)	8/15 at 21.88	N/R (4)	1,288,989
127,765	Total Texas			107,957,087
	Utah – 1.1% (0.8% of Total Investments)
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001E:
415	5.200%, 1/01/18 (Alternative Minimum Tax)	1/14 at 100.00	AA–	416,145
175	5.500%, 1/01/23 (Alternative Minimum Tax)	1/14 at 100.00	Aaa	179,664
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001F-1:
685	4.950%, 7/01/18 (Alternative Minimum Tax)	1/14 at 100.00	AA–	686,199
280	5.300%, 7/01/23 (Alternative Minimum Tax)	1/14 at 100.00	Aaa	286,731
4,935	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A1	5,012,478
6,490	Total Utah			6,581,217
	Vermont – 1.6% (1.1% of Total Investments)
9,000	University of Vermont and State Agricultural College, Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	Aa3	9,235,710
	10/01/35 – NPFG Insured
	Virginia – 0.3% (0.2% of Total Investments)
1,000	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	12/15 at 100.00	N/R	704,430
	Village, Series 2005, 5.375%, 12/01/28
1,000	Virginia Commonwealth University Health System Authority, General Revenue Bonds, Series 2011,	7/21 at 100.00	AA–	965,470
	4.750%, 7/01/41
2,000	Total Virginia			1,669,900
	Washington – 5.2% (3.6% of Total Investments)
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	AA+	2,665,050
1,820	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Refunding Series 2012A,	8/22 at 100.00	Aa3	1,896,313
	5.000%, 8/01/30
5,205	Port of Seattle, Washington, Revenue Bonds, Series 2005A, 5.000%, 3/01/35 – NPFG Insured	3/15 at 100.00	Aa3	5,275,632
10,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health, Series 2011A,	2/21 at 100.00	AA–	9,896,800
	5.000%, 2/01/41
3,410	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	3,494,909
	Center, Series 2011A, 5.625%, 1/01/35
	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of
	Puget Sound, Series 2001:
3,005	5.375%, 12/01/17 – AMBAC Insured	12/13 at 100.00	BBB–	3,008,576
2,915	5.375%, 12/01/18 – AMBAC Insured	12/13 at 100.00	BBB–	2,918,032
	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,
	Series 2002:
205	6.500%, 6/01/26	6/14 at 100.00	A3	207,224
335	6.625%, 6/01/32	6/14 at 100.00	Baa1	339,077
29,395	Total Washington			29,701,613
	Wisconsin – 0.2% (0.1% of Total Investments)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/17 at 100.00	BBB+	962,550
	Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33
$ 906,419	Total Municipal Bonds (cost $801,248,021)			805,273,681

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)

	Nevada – 0.0% (0.0% of Total Investments)
$ 42	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 10,406
12	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	2,403
$ 54	Total Corporate Bonds (cost $1,573)				12,809

Shares	Description (1), (9)				Value
	Investment Companies – 0.6% (0.4% of Total Investments)
6,266	BlackRock MuniHoldings Fund Inc.				$ 97,687
26,880	Dreyfus Strategic Municipal Fund				214,502
131,278	DWS Municipal Income Trust				1,592,402
43,020	Invesco VK Investment Grade Municipal Trust				531,727
30,000	Invesco VK Municipal Opportunity Trust				351,300
43,420	PIMCO Municipal Income Fund II				491,949
	Total Investment Companies (cost $3,325,133)				3,279,567
	Total Long-Term Investments (cost $804,574,727)				808,566,057

Principal			Optional Call
Amount (000)	Description (1)		Provisions (2)	Ratings (3)	Value
	Short-Term Investments – 1.9% (1.3% of Total Investments)

	Arizona – 0.9% (0.6% of total Investments)
$ 5,000	Arizona School Facilities Board, Certificates of Participation, Variable Rate Demand Obligations,		No Opt. Call	A-1	$ 5,000,000
	Tender Option Bond Trust 3199X, 0.110%, 9/01/21 – AGC Insured (10)
	Iowa – 1.0% (0.7% of Total Investments)
1,500	Iowa State, Special Obligation Bonds, I-Jobs Program, Variable Rate Demand Obligations, Tender		6/19 at 100.00	A-1	1,500,000
	Option Bond Trust 13B-A REG D, 0.080%, 6/01/25 (10)
4,500	Iowa State, Special Obligation Bonds, I-Jobs Program, Variable Rate Demand Obligations, Tender		6/19 at 100.00	A-1	4,500,000
	Option Bond Trust 13B-B REG D, 0.080%, 6/01/26 (10)
6,000	Total Iowa				6,000,000
$ 11,000	Total Short-Term Investments (cost $11,000,000)				11,000,000
	Total Investments (cost $815,574,727) – 143.0%				819,566,057
	Floating Rate Obligations – (7.8)%				(44,412,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (12.2)% (11)				(70,000,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (29.5)% (11)				(169,200,000)
	Other Assets Less Liabilities – 6.5%				37,082,584
	Net Assets Applicable to Common Shares – 100%				$ 573,036,641

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$805,273,681	$ —	$805,273,681
Corporate Bonds	—	—	12,809	12,809
Investments Companies	3,279,567	—	—	3,279,567
Short-Term Investments:
Municipal Bonds	—	11,000,000	—	11,000,000
Total	$3,279,567	$816,273,681	$12,809	$819,566,057

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $772,197,987.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 28,425,246
Depreciation	(25,412,682)
Net unrealized appreciation (depreciation) of investments	$ 3,012,564

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the
Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15,
2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(9)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(10)	Investment has a maturity of more than a year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(11)	MuniFund Term Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at Liquidation Value
as a percentage of Total Investments are 8.5% and 20.6%, respectively.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 27, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 27, 2013